Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense (in thousands)
	Years Ended September 30
	2016	2015	2014
Stock option grants	$384	274	220
Annual director stock award	361	343	349
	$745	617	569

Summary of Company stock options (in thousands, except share and per share amounts)

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Grants substituted on
January 30, 2015	91,315	$20.31	5.6	$761
Exercised	(16,000)	12.62		$(95)
Outstanding at
September 30, 2015	75,315	$21.95	5.8	$666
Granted	38,794	23.78		362
Forfeited	(3,298)	24.24		(29)
Outstanding at
September 30, 2016	110,811	$22.52	6.2	$999
Exercisable at
September 30, 2016	68,049	$21.43	4.8	$548
Vested during
twelve months ended
September 30, 2016	13,651			$110

Summary information concerning stock options outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.50 – $20.63	4,874	18.99	6.0
$20.64 - $25.78	28,276	23.77	9.1
$25.79-32.23	9,612	28.39	7.8
	42,762	$24.27	8.5	years
Exercisable:
$16.50 - $20.63	35,188	18.49	4.3
$20.64 - $25.78	23,255	22.78	4.4
$25.79 - $32.23	9,606	28.91	7.7
	68,049	$21.43	4.8	Years
Total	110,811	$22.52	6.2	Years